Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Global Growth Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Global Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.41% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 8,234,000,000
Holdings Count | Holding	169
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$8,234
Total number of portfolio holdings	169
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by se ctor (percent of n e t as s ets)
Global Growth Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Global Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 35	0.66%*
*Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 8,234,000,000
Holdings Count | Holding	169
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$8,234
Total number of portfolio holdings	169
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio hold ings by sector (percent of n et a ssets)
American Funds IS 2010 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund for the period from January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetica
l $
1
0,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund s tati stics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio h old ings by f u nd type (percent of net assets)
Fixed income funds	50.09%
Equity-income funds	24.38%
Growth-and-income funds	16.41%
Balanced funds	9.20%
Other assets le ss liabilities	(0.08) %
Total	100.00%

American Funds IS 2010 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.56% *
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Fixed income funds	50.09%
Equity-income funds	24.38%
Growth-and-income funds	16.41%
Balanced funds	9.20%
Other assets less liabilities	(0.08) %
Total	100.00%

American Funds IS 2015 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 48,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48
Total number of portfolio holdings	21
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio ho
ld
ings by fund type
(per
ce
nt of net assets)
Fixed income funds	49.54%
Growth-and-income funds	20.21%
Equity-income funds	18.91%
Balanced funds	11.11%
Growth funds	0.30%
Other assets less liabilities	(0.07) %
Total	100.00%

American Funds IS 2015 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.56% *
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 48,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund st ati stics
Fund net assets (in millions)	$ 48
Total number of portfolio holdings	21
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(perc
ent
of net assets)
Fixed income funds	49.54%
Growth-and-income funds	20.21%
Equity-income funds	18.91%
Balanced funds	11.11%
Growth funds	0.30%
Other assets less liabilities	(0.07) %
Total	100.00%

American Funds IS 2010 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by f u nd type (p erc ent of net assets)
Fixed income funds	50.09%
Equity-income funds	24.38%
Growth-and-income funds	16.41%
Balanced funds	9.20%
Other assets less liabilities	(0.08) %
Total	100.00%

American Funds IS 2010 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.06% *
*Annua
li
zed

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fun d ty pe (percent of net assets)
Fixed income funds	50.09%
Equity-income funds	24.38%
Growth-and-income funds	16.41%
Balanced funds	9.20%
Other assets l ess liabilities	(0.08) %
Total	100.00%

Global Growth Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Global Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 35	0.66%*
*Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 8,234,000,000
Holdings Count | Holding	169
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,234
Total number of portfolio holdings	169
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Growth Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Global Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 48	0.91%*
*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 8,234,000,000
Holdings Count | Holding	169
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,234
Total number of portfolio holdings	169
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ss ets)
Global Small Capitalization Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Global Small Capitalization Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 34	0.68%*
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 3,056,000,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,056
Total number of portfolio holdings	277
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ss ets)
Global Small Capitalization Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Global Small Capitalization Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 46	0.93%*
*Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 3,056,000,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,056
Total number of portfolio holdings	277
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ssets )
Global Small Capitalization Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Global Small Capitalization Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$46	0.93%*
*Annualized
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 3,056,000,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$3,056
Total number of portfolio holdings	277
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Global Small Capitalization Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Global Small Capitalization Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$59	1.18%*
*Annualized
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 3,056,000,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$3,056
Total number of portfolio holdings	277
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Growth Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six mo
nt
hs?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$18	0.34%*
*Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 43,835,000,000
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fu n d st at istics
Fund net assets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Growth Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for th
e l
ast six months?
(based on a hyp
oth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$32	0.59%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 43,835,000,000
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Growth Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six m
o
nths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.59%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 43,835,000,000
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund st a tistics
Fund net assets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings b y sector (percent of net assets )
Growth Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs
f
or the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.52%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 43,835,000,000
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net a ssets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Growth Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for th
e l
ast six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$45	0.84%*
*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 43,835,000,000
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$43,835
Total number of portfolio holdings	224
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(b
as
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.52%*
*Annualized
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 7,254,000,000
Holdings Count | Holding	148
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$7,254
Total number of portfolio holdings	148
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six
m
onths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$40	0.77%*
*Annualized
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 7,254,000,000
Holdings Count | Holding	148
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$7,254
Total number of portfolio holdings	148
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 40	0.77%*
*Annualized
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 7,254,000,000
Holdings Count | Holding	148
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$7,254
Total number of portfolio holdings	148
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$36	0.70%*
*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 7,254,000,000
Holdings Count | Holding	148
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$7,254
Total number of portfolio holdings	148
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$53	1.02%*
*Annualized
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 7,254,000,000
Holdings Count | Holding	148
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$7,254
Total number of portfolio holdings	148
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
New World Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	New World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$29	0.57%*
*Annualized
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 3,567,000,000
Holdings Count | Holding	619
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$3,567
Total number of portfolio holdings	619
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
New World Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	New World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$42	0.82%*
*Annualized
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 3,567,000,000
Holdings Count | Holding	619
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$3,567
Total number of portfolio holdings	619
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
New World Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	New World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$42	0.82%*
*Annualized
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 3,567,000,000
Holdings Count | Holding	619
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$3,567
Total number of portfolio holdings	619
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New World Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	New World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$55	1.07%*
*Annualized
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 3,567,000,000
Holdings Count | Holding	619
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$3,567
Total number of portfolio holdings	619
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Washington Mutual Investors Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.25%*
*Annualized
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 10,867,000,000
Holdings Count | Holding	181
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,867
Total number of portfolio holdings	181
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Washington Mutual Investors Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$26	0.50%*
*Annualized
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 10,867,000,000
Holdings Count | Holding	181
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$10,867
Total number of portfolio holdings	181
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$26	0.50%*
*Annualized
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 10,867,000,000
Holdings Count | Holding	181
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$10,867
Total number of portfolio holdings	181
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$39	0.75%*
*Annualized
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 10,867,000,000
Holdings Count | Holding	181
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$10,867
Total number of portfolio holdings	181
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
U.S. Government Securities Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$26	0.52%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	602
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,722
Total number of portfolio holdings	602
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$22	0.45%*
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	602
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,722
Total number of portfolio holdings	602
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$38	0.77%*
*Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	602
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,722
Total number of portfolio holdings	602
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Managed Risk Growth Fund (Class P1)
Shareholder Report [Line Items]
Fund Name	Managed Risk Growth Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$20	0.37%*
*Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 519,745,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$519,745
Total number of portfolio holdings	13
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Growth Fund (Class P2)
Shareholder Report [Line Items]
Fund Name	Managed Risk Growth Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 33	0.62% *
*Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 519,745,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$ 519,745
Total number of portfolio holdings	13
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings b y fund type (percent of net assets) *Includes derivatives.
Managed Risk International Fund (Class P1)
Shareholder Report [Line Items]
Fund Name	Managed Risk International Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 19	0.38% *
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 123,091,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 123,091
Total number of portfolio holdings	14
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fu nd type (percent of net assets) *Includes derivatives.
Managed Risk International Fund (Class P2)
Shareholder Report [Line Items]
Fund Name	Managed Risk International Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk International Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$33	0.64%*
*Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 123,091,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$123,091
Total number of portfolio holdings	14
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Washington Mutual Investors Fund (Class P1)
Shareholder Report [Line Items]
Fund Name	Managed Risk Washington Mutual Investors Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$18	0.35% *
*Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 329,184,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$329,184
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Washington Mutual Investors Fund (Class P2)
Shareholder Report [Line Items]
Fund Name	Managed Risk Washington Mutual Investors Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$32	0.62% *
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 329,184,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$329,184
Total number of portfolio holdings	13
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fun d type (percent of net assets) *Includes derivatives.
Managed Risk Growth-Income Fund (Class P1)
Shareholder Report [Line Items]
Fund Name	Managed Risk Growth-Income Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$19	0.36% *
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,233,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,233
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Growth-Income Fund (Class P2)
Shareholder Report [Line Items]
Fund Name	Managed Risk Growth-Income Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$32	0.61% *
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 2,233,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,233
Total number of po rtfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Asset Allocation Fund Class P1
Shareholder Report [Line Items]
Fund Name	Managed Risk Asset Allocation Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$19	0.36%*
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,092,000,000
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,092
Total number of portfolio holdings	15
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Asset Allocation Fund Class P2
Shareholder Report [Line Items]
Fund Name	Managed Risk Asset Allocation Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$32	0.61%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 2,092,000,000
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,092
Total number of portfolio holdings	15
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Portfolio Series - American Funds Global Growth Portfolio Class 4
Shareholder Report [Line Items]
Fund Name	Portfolio SeriesAmerican Funds® Global Growth Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$27	0.52%*
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 73,000,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$73
Total number of portfolio holdings	6
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	80.04%
Growth-and-income funds	20.04%
Other assets less liabilities	(0.08) %
Total	100.00%

Portfolio Series - American Funds Growth and Income Portfolio Class 4
Shareholder Report [Line Items]
Fund Name	Portfolio Series American Funds® Growth and Income Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$26	0.51%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 371,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$371
Total number of po rtfoli o holdings	8
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.06%
Fixed income funds	30.00
Growth funds	10.03
Equity-income funds	10.00
Asset allocation funds	5.01
Balance d fun ds	4.98
Other assets less liabilities	(0.08)
Total	100.00%

Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2
Shareholder Report [Line Items]
Fund Name	Portfolio Series American Funds® Managed Risk Growth Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth Portfolio for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(ba
se
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 32	0.61%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,801,481,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$ 1,801,481
Total number of portf olio holdings	20
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2
Shareholder Report [Line Items]
Fund Name	Portfolio Series American Funds® Managed Risk Growth and Income Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth and Income Portfolio for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(base
d
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$32	0.61%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,375,588,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$ 1,375,588
Total n u mber of portfolio holdings	23
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2
Shareholder Report [Line Items]
Fund Name	Portfolio SeriesAmerican Funds® Managed Risk Global Allocation Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Global Allocation Portfolio for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypot
het
ic
al
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$31	0.61%*
*Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 382,567,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund net assets (in thousands)	$ 382,567
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds IS 2070 Target Date Fund Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund for the period from May 1, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period from May 1, 2024 to
June
30, 2024.
Expenses
for th
e fu
ll 6 months would be higher.
3
Amount less than
0
.01%.
4
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.00%	[1],[4]
Net Assets	$ 42,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 42
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2030 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $1
0,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 494,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$494
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net
ass
ets)
Fixed income funds	32.39%
Growth-and-income funds	27.93%
Growth funds	18.42%
Balanced funds	13.36%
Equity-income funds	8.10%
Other assets less liabilities	(0.20)
Total	100.00%

American Funds IS 2030 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 494,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in thousands)	$494
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	32.39%
Growth-and-income funds	27.93%
Growth funds	18.42%
Balanced funds	13.36%
Equity-income funds	8.10%
Other assets less liabilities	(0.20)
Total	100.00%

American Funds IS 2030 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(bas
ed o
n a hypothetical $10
,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$28	0.54%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 494,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$494
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	32.39%
Growth-and-income funds	27.93
Growth funds	18.42
Balanced funds	13.36
Equity-income funds	8.10
Other assets less liabilities	(0.20)
Total	100.00%

American Funds IS 2025 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$2
Total number of portfolio holdings	24
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio holdings by fund type
(percent
of
net assets)
Fixed income funds	43.86%
Growth-and-income funds	24.34%
Equity-income funds	12.49%
Balanced funds	12.17%
Growth funds	7.19%
Other assets less liabilities	(0.05)
Total	100.00%

American Funds IS 2025 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$2
Total number of portfolio holdings	24
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	43.86%
Growth-and-income funds	24.34%
Equity-income funds	12.49%
Balanced funds	12.17%
Growth funds	7.19%
Other assets less liabilities	(0.05)
Total	100.00%

American Funds IS 2025 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$2
Total number of portfolio holdings	24
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	43.86%
Growth-and-income funds	24.34%
Equity-income funds	12.49%
Balanced funds	12.17%
Growth funds	7.19%
Other assets less liabilities	(0.05)
Total	100.00%

American Funds IS 2025 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$28	0.56%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$2
Total number of portfolio holdings	24
Portfolio turnover rate	13%

Holdings [Text Block]
Portfolio holdings b
y f
und type
(percent of net assets)
Fixed income funds	43.86%
Growth-and-income funds	24.34%
Equity-income funds	12.49%
Balanced funds	12.17%
Growth funds	7.19%
Other assets less liabilities	(0.05)
Total	100.00%

American Funds IS 2020 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nvestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	21
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdin
gs
by fund type
(percent of net assets)
Fixed income funds	45.06%
Growth-and-income funds	22.20%
Equity-income funds	17.53%
Balanced funds	11.98%
Growth funds	3.29%
Other assets less liabilities	(0.06) %
Total	100.00%

American Funds IS 2020 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	21
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(perce
nt o
f net assets)
Fixed income funds	45.06%
Growth-and-income funds	22.20%
Equity-income funds	17.53%
Balanced funds	11.98%
Growth funds	3.29%
Other assets less liabilities	(0.06) %
Total	100.00%

American Funds IS 2020 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	21
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by f
u
nd type
(percent of net assets)
Fixed income funds	45.06%
Growth-and-income funds	22.20%
Equity-income funds	17.53%
Balanced funds	11.98%
Growth funds	3.29%
Other assets less liabilities	(0.06) %
Total	100.00%

American Funds IS 2020 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.56% *
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	21
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(perce
nt
of net assets)
Fixed income funds	45.06%
Growth-and-income funds	22.20%
Equity-income funds	17.53%
Balanced funds	11.98%
Growth funds	3.29%
Other assets less liabilities	(0.06) %
Total	100.00%

American Funds IS 2015 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 48,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48
Total number of portfolio holdings	21
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings
by
fund type
(percent o
f
net assets)
Fixed income funds	49.54%
Growth-and-income funds	20.21%
Equity-income funds	18.91%
Balanced funds	11.11%
Growth funds	0.30%
Other assets less liabilities	(0.07) %
Total	100.00%

American Funds IS 2015 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 48,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 48
Total number of portfolio holdings	21
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdi
ngs
by fund type
(percent of net assets)
Fixed income fu nds	49.54%
Growth-and-income funds	20.21%
Equity-income funds	18.91%
Balanced funds	11.11%
Growth funds	0.30%
Other assets less liabilities	(0.07) %
Total	100.00%

Capital World Growth and Income Fund (class I)
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a h
ypoth
etical $
10,000
inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%*
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 1,909,000,000
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund s tatisti cs
Fund net assets (in millions)	$1,909
Total number of portfolio holdings	329
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund (class 1A)
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$34	0.66%*
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 1,909,000,000
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,909
Total number of portfolio holdings	329
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (pe rce nt of net assets)
Capital World Growth and Income Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six
mo
nths?
(based on a h
ypoth
etical $
10,000
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.66%*
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 1,909,000,000
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,909
Total number of portfolio holdings	329
Portfolio turnover rate	16%

Holdings [Text Block]	Por tfo lio holdings by sector (p erce nt of net asse ts)
Capital World Growth and Income Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(b
as
ed on a hy
poth
etical $
10,000
inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$47	0.91%*
*Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 1,909,000,000
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,909
Total number of portfolio holdings	329
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth-Income Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Growth-Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
1
0,000
inv
e
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.28%*
*Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 40,108,000,000
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds IS 2070 Target Date Fund Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund for the period from May 1, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10
,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period from May 1, 2024 to June 30, 2024.
Expenses
for the full 6
months
would be
higher
.
3
Amount less than
0
.01%.
4
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.00%	[1],[4]
Net Assets	$ 42,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 42
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfo li o holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund for the period from May 1, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period
from
May 1, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Amount less than
0
.01%.
4
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.00%	[1],[4]
Net Assets	$ 42,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$42
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2070 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund for the period from May 1, 2024, commencement of operations, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period from May 1, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
3
Amount less than
0
.01%.
4
Annualized.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.00%	[1],[4]
Net Assets	$ 42,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$42
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type ( p erce nt of net assets) *Less than 0.01%.
American Funds® IS 2065 Target Date Fund CLASS 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Target Date Fund Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$4	0.08% *
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (pe rcent of net assets) *Less than 0.01%.
American Funds IS 2065 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$4	0.08% *
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2065 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$4	0.08% *
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2060 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	16
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2055 Target Date Fund Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2055 Target Date Fund Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2055 Target Date Fund Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2055 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
in
vestme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 50,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$50
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net as set s) *Less than 0.01%.
American Funds® IS 2050 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds® IS 2050 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
inv
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2050 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fu nd statistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2050 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (per cent of net assets) *Less than 0.01%.
American Funds IS 2045 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund stati stics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2045 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fun d st atistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2045 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$4	0.08%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in thousands)	$49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2045 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 4	0.08% *
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 49,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands )	$ 49
Total number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2040 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 131,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 131
Total number of portfolio holdings	22
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 0.01%.
American Funds IS 2040 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 131,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$131
Total number of portfolio holdings	22
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2040 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$3	0.06%*
*Annualized
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 131,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$131
Total number of po rtfolio holdings	22
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2040 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last s
ix m
onths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 9	0.17%*
*Annualized
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 131,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$131
Total number of portfolio holdings	22
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2035 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.07%*
*Annualized
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1
Total numbe r of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.84%
Growth funds	25.16%
Fixed income funds	22.14%
Balanced funds	13.08%
Equity-income funds	7.87%
Other assets less liabilities	(0.09)
Total	100.00%

American Funds IS 2035 Target Date Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 4	0.07%*
*Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1
Total num ber of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.84%
Growth funds	25.16%
Fixed income funds	22.14%
Balanced funds	13.08%
Equity-income funds	7.87%
Other assets less liabilities	(0.09) %
Total	100.00%

American Funds IS 2035 Target Date Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(bas
ed on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 4	0.07%*
*Annualized
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.84%
Growth funds	25.16%
Fixed income funds	22.14%
Balanced funds	13.08%
Equity-income funds	7.87%
Other assets less liabilities	(0.09)
Total	100.00%

American Funds IS 2035 Target Date Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 29	0.57%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund ne t assets (in millions)	$ 1
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.84%
Growth funds	25.16%
Fixed income funds	22.14%
Balanced funds	13.08%
Equity-income funds	7.87%
Other assets less liabilities	(0.09) %
Total	100.00%

American Funds IS 2030 Target Date Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.06%*
*Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 494,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in tho usands)	$494
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	32.39%
Growth-and-income funds	27.93%
Growth funds	18.42%
Balanced funds	13.36%
Equity-income funds	8.10%
Other assets less liabilities	(0.20)
Total	100.00%

Growth-Income Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Growth-Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 in
v
estm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$28	0.53%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 40,108,000,000
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth-Income Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Growth-Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypot
hetical $
10,000
inve
stme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$28	0.53%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 40,108,000,000
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth-Income Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	Growth-Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$24	0.46%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 40,108,000,000
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth-Income Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Growth-Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$42	0.78%*
*Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 40,108,000,000
Holdings Count | Holding	161
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$40,108
Total number of portfolio holdings	161
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund (class 1)
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(ba
se
d on a hypothetical $
10,000
inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$29	0.56%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 330,051,000
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$330,051
Total number of portfolio holdings	255
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund (class 1A)
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetica
l $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$41	0.81%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 330,051,000
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in th ousa nds)	$330,051
Total number of portfolio holdings	255
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (pe rcen t of net assets)
International Growth and Income Fund (class 2)
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$41	0.81%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 330,051,000
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$330,051
Total number of portfolio holdings	255
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund (class 4)
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
1
0,00
0
in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$54	1.06%*
*Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 330,051,000
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$330,051
Total number of portfolio holdings	255
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Income Builder (Class 1)
Shareholder Report [Line Items]
Fund Name	Capital Income Builder
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(ba
sed
on a hypothetical $
10,000
investm
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.27%*
*Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,310,000,000
Holdings Count | Holding	941
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,310
Total number of portfolio holdings	941
Portfolio turnover rate including mortgage dollar roll transactions	66%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder (Class 1A)
Shareholder Report [Line Items]
Fund Name	Capital Income Builder
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.52%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,310,000,000
Holdings Count | Holding	941
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,310
Total number of portfolio holdings	941
Portfolio turnover rate including mortgage dollar roll transactions	66%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder (Class 2)
Shareholder Report [Line Items]
Fund Name	Capital Income Builder
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at c apitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 26	0.52% *
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,310,000,000
Holdings Count | Holding	941
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 1,310
Total number of portfolio holdings	941
Portfolio turnover rate including mortgage dollar roll transactions	66%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder (Class 4)
Shareholder Report [Line Items]
Fund Name	Capital Income Builder
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$39	0.77%*
*
Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,310,000,000
Holdings Count | Holding	941
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$1,310
Total number of portfolio holdings	941
Portfolio turnover rate including mortgage dollar roll transactions	66%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Asset Allocation Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.30%*
*Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 26,927,000,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$29	0.55%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 26,927,000,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29	0.55%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 26,927,000,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.48%*
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 26,927,000,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$42	0.80%*
*Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 26,927,000,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$26,927
Total number of portfolio holdings	1,538
Portfolio turnover rate including mortgage dollar roll transactions	71%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds Global Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.51%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 391,797,000
Holdings Count | Holding	628
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands )	$391,797
Total number of portfolio holdings	628
Portfolio turnover rate including mortgage dollar roll transactions	79%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds Global Balanced Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$39	0.76%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 391,797,000
Holdings Count | Holding	628
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$391,797
Total number of portfolio holdings	628
Portfolio turnover rate including mortgage dollar roll transactions	79%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds Global Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.76%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 391,797,000
Holdings Count | Holding	628
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$391,797
Total number of portfolio holdings	628
Portfolio turnover rate including mortgage dollar roll transactions	79%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds Global Balanced Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.01%*
*Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 391,797,000
Holdings Count | Holding	628
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$391,797
Total number of portfolio holdings	628
Portfolio turnover rate including mortgage dollar roll transactions	79%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America (Class 1)
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.25%*
*Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 11,138,000,000
Holdings Count | Holding	1,824
Investment Company, Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$11,138
Total number of portfolio holdings	1,824
Portfolio turnover rate including mortgage dollar roll transactions	255%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America (Class 1A)
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$25	0.50%*
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 11,138,000,000
Holdings Count | Holding	1,824
Investment Company, Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$11,138
Total number of portfolio holdings	1,824
Portfolio turnover rate including mortgage dollar roll transactions	255%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America (Class 2)
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%*
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 11,138,000,000
Holdings Count | Holding	1,824
Investment Company, Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$11,138
Total number of portfolio holdings	1,824
Portfolio turnover rate including mortgage dollar roll transactions	255%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America (Class 4)
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$37	0.75%*
*Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 11,138,000,000
Holdings Count | Holding	1,824
Investment Company, Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$11,138
Total number of portfolio holdings	1,824
Portfolio turnover rate including mortgage dollar roll transactions	255%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.48%*
*Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 1,516,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$1,516
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	170%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$36	0.73%*
*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 1,516,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$1,516
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	170%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$36	0.73%*
*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 1,516,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$1,516
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	170%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital World Bond Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$48	0.98%*
*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 1,516,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$1,516
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	170%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust (Class 1)
Shareholder Report [Line Items]
Fund Name	American High-Income Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 16	0.31% *
*Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 892,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 892
Total number of portfolio holdings	866
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust (Class 1A)
Shareholder Report [Line Items]
Fund Name	American High-Income Trust
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$28	0.56%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 892,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$892
Total number of portfolio holdings	866
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust (Class 2)
Shareholder Report [Line Items]
Fund Name	American High-Income Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$28	0.56%*
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 892,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$892
Total number of portfolio holdings	866
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust (Class 3)
Shareholder Report [Line Items]
Fund Name	American High-Income Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.49%*
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 892,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$892
Total number of portfolio holdings	866
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust (Class 4)
Shareholder Report [Line Items]
Fund Name	American High-Income Trust
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$41	0.81%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 892,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$892
Total number of portfolio holdings	866
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.28%*
*Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 110,368,000
Holdings Count | Holding	313
Investment Company, Portfolio Turnover	373.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$110,368
Total number of portfolio holdings	313
Portfolio turnover rate including mortgage dollar roll transactions	373%
Portfolio turnover rate excluding mortgage dollar roll transactions	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$26	0.53%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 110,368,000
Holdings Count | Holding	313
Investment Company, Portfolio Turnover	373.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$110,368
Total number of portfolio holdings	313
Portfolio turnover rate including mortgage dollar roll transactions	373%
Portfolio turnover rate excluding mortgage dollar roll transactions	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$26	0.53%*
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 110,368,000
Holdings Count | Holding	313
Investment Company, Portfolio Turnover	373.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$110,368
Total number of portfolio holdings	313
Portfolio turnover rate including mortgage dollar roll transactions	373%
Portfolio turnover rate excluding mortgage dollar roll transactions	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$39	0.78%*
*Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 110,368,000
Holdings Count | Holding	313
Investment Company, Portfolio Turnover	373.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$110,368
Total number of portfolio holdings	313
Portfolio turnover rate including mortgage dollar roll transactions	373%
Portfolio turnover rate excluding mortgage dollar roll transactions	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Ultra-Short Bond Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.29%*
*Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 355,282,000
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$355,282
Total number of portfolio holdings	34
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Ultra-Short Bond Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.52% *
*Annualized
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 355,282,000
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 355,282
Total number of portfolio holdings	34
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Ultra-Short Bond Fund (Class 2)
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$27	0.54% *
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 355,282,000
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$355,282
Total number of portfolio holdings	34
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Ultra-Short Bond Fund (Class 3)
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$24	0.47%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 355,282,000
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$355,282
Total number of portfolio holdings	34
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Ultra-Short Bond Fund (Class 4)
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$40	0.79%*
*Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 355,282,000
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$355,282
Total number of portfolio holdings	34
Portfolio turnover rate	None

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
U.S. Government Securities Fund (Class 1)
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$13	0.27%*
*Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	602
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,722
Total number of portfolio holdings	602
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund (Class 1A)
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$25	0.51%*
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,722,000,000
Holdings Count | Holding	602
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,722
Total number of portfolio holdings	602
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.
[2]	Amount less than $1.
[3]	Based on operations for the period from May 1, 2024 to June 30, 2024. Expenses for the full 6 months would be higher.
[4]	Amount less than 0.01%.